DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS - Subsidiaries (Details)		12 Months Ended
	Jul. 15, 2020	Dec. 31, 2021	Oct. 27, 2021	Sep. 04, 2019
TMF Trust
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct/indirect interest in capital stock and votes	100.00%
Telemas S.A
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct/indirect interest in capital stock and votes		100.00%
AVC Continente Audiovisual
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Acquisition percentage			40.00%
Nucleo
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct/indirect interest in capital stock and votes		67.50%
Personal Envios
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct/indirect interest in capital stock and votes		67.50%
Tuves Paraguay
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct/indirect interest in capital stock and votes		67.50%
Acquisition percentage				30.00%
Micro Sistemas
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct/indirect interest in capital stock and votes		100.00%
PEM
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct/indirect interest in capital stock and votes		100.00%
Cable Imagen
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct/indirect interest in capital stock and votes		100.00%
Television Dirigida
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct/indirect interest in capital stock and votes		100.00%
Adesol
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct/indirect interest in capital stock and votes		100.00%
AVC Continente Audiovisual
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct/indirect interest in capital stock and votes		100.00%
Inter Radios
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct/indirect interest in capital stock and votes		100.00%
Telecom USA
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct/indirect interest in capital stock and votes		100.00%
Personal Smarthome
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct/indirect interest in capital stock and votes		100.00%
Opalker S.A.
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct/indirect interest in capital stock and votes		100.00%